                             Statement of Additional Information dated April 28, 2006
                                                                        For
                                                        OPPORTUNITY PLUS

                                  Multiple Option Group Variable Annuity Contracts

Supplement dated September 20, 2006 to the Statement of Additional Information
                                                   dated April 28, 2006

This supplement updates and amends certain information contained in the Statement of
Additional Information (SAI) dated April 28, 2006. Please read it carefully and keep it with your
SAI for future reference.

The address listed on the second page of the SAI is hereby deleted and replaced with the following addresses:

                                                              For all regular mail, please use:

                                                            Opportunity Plus Service Center
                                                                        ING National Trust
                                                                            P.O. Box 9810
                                                                 Providence, RI 02940-8010

                                                          For overnight delivery, please use:

                                                            Opportunity Plus Service Center
                                                                        ING National Trust
                                                                          101 Sabin Street
                                                                      Pawtucket, RI 02860

                                                                          1-800-677-4636

X.75962-06D                                                                                                                  September 2006